Financial Instruments (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other financial assets	$ 35,995,067	$ 41,959,882
Cash and cash equivalents	519,175,929	707,122,815	$ 618,154,016	$ 597,081,675
Trade and other receivables	478,645,746	512,677,587
Receivables due from related parties	17,258,044	16,346,334
Total financial assets	480,124,296	514,496,868
Total Financial Liabilities Measured At Amortized Cost	1,229,618,000	1,390,433,724
Trade and other payables	460,627,211	514,932,460
Payables to related parties	26,497,840	36,417,518
Total financial liabilities		1,991,017,570
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	164,530,000	207,904,935
Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	1,033,541,990	1,157,437,074
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	11,987,324	11,772,459
Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	8,361,749	652,079
Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	11,196,937	12,667,177
Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	51,922,649	49,233,868
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	8,361,749	652,079
Trade and other payables
Payables to related parties
Total financial liabilities	8,361,749	652,079
Financial liabilities at fair value through profit or loss, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at fair value through profit or loss, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at fair value through profit or loss, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	8,361,749	652,079
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at fair value through profit or loss, category [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	11,196,937	12,667,177
Trade and other payables
Payables to related parties
Total financial liabilities	11,196,937	12,667,177
Financial assets at fair value through other comprehensive income, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	11,196,937	12,667,177
Financial assets at fair value through other comprehensive income, category [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	1,210,059,314	1,377,114,468
Trade and other payables	460,627,211	514,932,460
Payables to related parties	26,497,840	36,417,518
Total financial liabilities	1,749,107,014	1,977,698,314
Financial liabilities at amortised cost, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	164,530,000	207,904,935
Financial liabilities at amortised cost, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	1,033,541,990
Financial liabilities at amortised cost, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	11,987,324	11,772,459
Financial liabilities at amortised cost, category [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at amortised cost, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost
Financial liabilities at amortised cost, category [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured At Amortized Cost	51,922,649	49,233,868
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,066,394	3,844,406
Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,217,147	822,287
Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,711,526	37,293,189
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets	2,283,541	4,666,693
Cash and cash equivalents
Trade and other receivables
Receivables due from related parties
Total financial assets	2,283,541	4,666,693
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,066,394	3,844,406
Financial assets at fair value through profit or loss, category [member] | Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	1,217,147	822,287
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial Assets Measured At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Cash and cash equivalents	519,175,929	707,122,815
Trade and other receivables	478,645,746	512,677,587
Receivables due from related parties	17,258,044	16,346,334
Total financial assets	1,015,079,719	1,236,146,736
Financial Assets Measured At Amortized Cost [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial Assets Measured At Amortized Cost [Member] | Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial Assets Measured At Amortized Cost [Member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,711,526	37,293,189
Cash and cash equivalents
Trade and other receivables
Receivables due from related parties
Total financial assets	33,711,526	37,293,189
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Financial assets at fair value through other comprehensive income, category [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,711,526	37,293,189
Market Securities And Investments In Other Companies [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets
Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	1,051,074,786	1,278,106,618
Total financial liabilities	$ 1,768,665,700
Financial liabilities at amortised cost, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial assets		$ 1,157,437,074